Segment Reporting - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating profit	$ 1,662	$ 1,439	$ 1,635
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	1,519	1,291	1,432
Industrial Activities [Member] | Operating Segments [Member] | Agricultural Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	949	818	952
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	21	2	90
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	272	333	283
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	362	232	186
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	(85)	(94)	(79)
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	479	478	515
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	$ (336)	$ (330)	$ (312)